UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GROWTH and TAX STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                        USAA GROWTH and
                                TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2007

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       37

    Financial Statements                                                    39

    Notes to Financial Statements                                           42

EXPENSE EXAMPLE                                                             53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                  ...I EXPECT MARKET VOLATILITY TO CONTINUE OVER
[PHOTO OF CHRISTOPHER W. CLAUS]         THE NEAR TERM. LONG TERM, HOWEVER,
                                    I BELIEVE PATIENCE - AND QUALITY INVESTMENT
                                           MANAGEMENT - CAN WIN THE DAY.

                                                      "

                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o For   discerning   investors,   U.S.   large-cap   stocks  may  offer
           opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]       CLIFFORD A. GLADSON, CFA
                                       USAA Investment Management Company
                                       (Bonds and Money Market Instruments)

[PHOTO OF CHRISTOPHER A. FRONK]      CHRISTOPHER A. FRONK, CPA, CFA
                                       Northern Trust Investments, N.A.
                                       (Blue Chip Stocks)

[PHOTO OF LAURA L. MELDRUM]          LAURA L. MELDRUM
                                       Northern Trust Investments, N.A.
                                       (Blue Chip Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six-month period ended November 30, 2007, the USAA Growth and Tax Strategy Fund had a total return of -1.09%. This compares to returns of -2.33% for the S&P 500 Index, 0.30% for the Lipper Balanced Funds Index, -0.21% for the Composite Index, and 2.40% for the Lehman Brothers Municipal Bond Index.

         As of November 30, 2007, the Fund had a 12-month dividend yield of 2.66%, compared to 2.46% for the average fund in the Lipper Balanced Funds peer group.

WHAT WAS THE ENVIRONMENT IN THE MUNICIPAL BOND MARKET DURING THE REPORTING
PERIOD?

         The global credit crisis brought on by growing problems with subprime mortgages made it an eventful six months for the entire bond market, municipals included. We saw a tremendous flight to quality. Investors sought a safe haven in U.S. Treasury securities at the expense of virtually all other fixed-income asset classes. Additionally, many investors in need of liquidity sold municipal bonds because they were among the most liquid fixed-income securities when the credit crisis peaked in August and then again in November. Finally, we had a significant new supply of municipal bonds on the market.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         So in a period when the Federal Reserve Board (the Fed) began aggressively cutting overnight lending rates, the only long-term rates that came down were those on U.S. Treasury securities. Nonetheless, the municipal bonds in the Fund provided a positive total return.

WHAT MUNICIPAL BOND STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

         Our view was and is that the dislocation in the municipal bond market has been largely a function of supply and demand. Over time we have been very successful in taking advantage of periods like this to lock in higher yields, and that's exactly what we did, focusing on carefully researched bonds with A and BBB ratings with maturities in the 20- to 30-year range whose yields, in our view, became very attractive.

         We should note that all of the bonds in the Fund continue to perform; there have been no major credit events in the municipal portfolio. Additionally, we don't rely on outside credit agencies - we perform independent analysis and monitoring of each bond in the Fund. We are confident that we'll look back on this period as a tremendous buying opportunity. In effect, municipal bonds have been on sale. The key is to be selective in choosing among them.

WHAT'S YOUR OUTLOOK WITH REGARD TO INTEREST RATES?

         We expect that the Fed will continue to cut rates through the first half of next year to support the housing market and the banking system. Rates on the benchmark 10-year U.S. Treasury bond have already come down so much that they'll probably remain in a relatively narrow trading range, but we believe there is room for municipal bond yields to decline.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE TAX-MANAGED EQUITY PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

         Very well. On a pre-tax basis, it performed in line with the S&P 500 Index, but we were able to add significant value against the index on an after-tax basis thanks to active tax management.

         In effect we seek to give shareholders the index's return while seeking to reduce the capital-gains tax burden. For the past several years prior to this period, it was often difficult to harvest tax losses because the market was generally moving upward with little volatility. That changed in the wake of the subprime mortgage problems and the accompanying credit crisis, and we took advantage of the volatility to harvest significant tax losses that have the effect of reducing the tax burden on shareholders.

         During the reporting period, the equity portion of the Fund realized approximately $1.9 million in losses and $0.9 million in gains for a net loss of about $1 million.

CAN YOU DISCUSS A SPECIFIC TAX-HARVESTING TRADE THAT BENEFITED SHAREHOLDERS?

         Yes. We executed two trade programs during November. We harvested losses of approximately $600,000 on November 1, of which $221,000 was in the financial sector, where we sold stocks such as Capital One Financial Corp., CIT Group, Inc., Countrywide Financial Corp., Fifth Third Bancorp, and Washington Mutual, Inc. As anyone who has followed the subprime situation knows, these were among the hardest-hit financial names.

         To maintain an index weighting in financials and therefore closely track the S&P 500 Index, we purchased Commerce Bancorp, Inc., Morgan Stanley, U.S. Bancorp, Comerica, Inc., Northern Trust Corp., Merrill Lynch & Co., Inc., and Bank of America Corp.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-36.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WERE THERE ANY OTHER SIGNIFICANT EVENTS ON THE EQUITY SIDE?

         There was a significant amount of corporate activity, where stocks in the S&P 500 were taken over for cash, often creating capital gains. Through active tax management we generally were able to offset these gains, and we expect to execute another trade program in December to seek to further benefit shareholders on an after-tax basis.

DO YOU HAVE ANY FINAL MESSAGE TO SHAREHOLDERS?

         We continue to work hard, using prudent, proven strategies to seek to make this a single-fund solution for the conservative, tax-sensitive investor. We thank you for your investment and look forward to continuing to earn your trust.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (Ticker Symbol: USBLX)

OBJECTIVE
--------------------------------------------------------------------------------

         Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

-----------------------------------------------------------------------------------
                                          11/30/07                    5/31/07
-----------------------------------------------------------------------------------
Net Assets                             $194.5 Million             $201.8 Million
Net Asset Value Per Share                  $14.40                     $14.75

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD** AS OF 11/30/07
--------------------------------------------------------------------------------

5/31/07 TO 11/30/07*     1 YEAR      5 YEARS      10 YEARS      30-DAY SEC YIELD
     -1.09%               3.81%       8.34%         4.55%             2.31%


----------------
EXPENSE RATIO***
----------------
     0.92%


  *TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.
 **CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER BALANCED                                                      LEHMAN BROTHERS            USAA GROWTH AND
               FUNDS INDEX          S&P 500 INDEX        COMPOSITE INDEX        MUNICIPAL BOND INDEX        TAX STRATEGY FUND
             ---------------        -------------        ---------------        --------------------        -----------------
11/30/97       $10,000.00            $10,000.00            $10,000.00                $10,000.00                $10,000.00
12/31/97        10,157.98             10,171.61             10,171.67                 10,145.81                 10,112.79
01/31/98        10,230.17             10,284.01             10,270.72                 10,250.43                 10,184.51
02/28/98        10,636.33             11,025.30             10,627.39                 10,253.55                 10,497.48
03/31/98        10,961.56             11,589.44             10,890.58                 10,262.68                 10,784.28
04/30/98        11,038.34             11,708.12             10,910.88                 10,216.38                 10,764.57
05/31/98        10,926.74             11,507.15             10,909.90                 10,377.99                 10,712.03
06/30/98        11,128.24             11,974.22             11,183.77                 10,418.95                 10,810.64
07/31/98        10,997.87             11,847.67             11,150.74                 10,444.99                 10,660.54
08/31/98        10,050.39             10,135.96             10,421.61                 10,606.38                  9,998.85
09/30/98        10,484.18             10,785.84             10,738.45                 10,738.61                 10,392.19
10/31/98        10,876.41             11,661.82             11,113.19                 10,738.39                 10,607.85
11/30/98        11,274.52             12,368.33             11,456.10                 10,776.01                 10,991.99
12/31/98        11,690.47             13,080.58             11,839.08                 10,803.17                 11,283.15
01/31/99        11,877.41             13,627.37             12,107.81                 10,931.62                 11,638.80
02/28/99        11,591.91             13,203.90             11,889.71                 10,883.98                 11,394.72
03/31/99        11,878.04             13,732.04             12,126.67                 10,898.89                 11,728.87
04/30/99        12,267.11             14,263.80             12,303.10                 10,926.05                 11,904.25
05/31/99        12,077.96             13,927.35             12,098.37                 10,862.83                 11,686.78
06/30/99        12,411.89             14,698.17             12,331.44                 10,706.56                 12,018.10
07/31/99        12,179.75             14,241.23             12,165.55                 10,745.52                 11,865.23
08/31/99        12,051.96             14,170.72             12,030.85                 10,659.37                 11,773.42
09/30/99        11,897.55             13,782.73             11,855.18                 10,663.82                 11,603.71
10/31/99        12,242.03             14,654.53             12,126.96                 10,548.29                 12,016.35
11/30/99        12,373.75             14,952.41             12,331.66                 10,660.48                 12,115.95
12/31/99        12,739.88             15,831.85             12,673.75                 10,581.01                 12,329.19
01/31/00        12,419.83             15,036.52             12,370.79                 10,534.93                 12,085.61
02/29/00        12,389.91             14,752.18             12,458.20                 10,657.36                 12,257.55
03/31/00        13,119.42             16,194.44             13,128.23                 10,890.21                 13,074.00
04/30/00        12,878.99             15,707.39             12,872.23                 10,825.88                 12,763.92
05/31/00        12,757.82             15,385.38             12,667.57                 10,769.56                 12,461.05
06/30/00        12,961.44             15,764.30             13,061.20                 11,054.94                 12,742.43
07/31/00        12,926.12             15,518.06             13,054.35                 11,208.76                 12,648.04
08/31/00        13,503.09             16,481.41             13,600.45                 11,381.51                 13,083.68
09/30/00        13,218.92             15,611.52             13,202.48                 11,322.29                 12,423.32
10/31/00        13,207.23             15,545.20             13,197.68                 11,445.84                 12,547.63
11/30/00        12,727.81             14,320.62             12,673.55                 11,532.44                 12,160.09
12/31/00        13,044.16             14,390.87             12,916.50                 11,817.37                 12,247.47
01/31/01        13,321.00             14,901.14             13,144.86                 11,934.47                 12,357.94
02/28/01        12,803.92             13,543.30             12,576.76                 11,972.31                 11,761.40
03/31/01        12,390.43             12,685.80             12,252.35                 12,079.61                 11,319.57
04/30/01        12,910.42             13,670.84             12,620.96                 11,948.71                 11,720.40
05/31/01        13,025.41             13,762.55             12,729.43                 12,077.38                 11,779.78
06/30/01        12,825.83             13,427.71             12,617.81                 12,158.19                 11,639.04
07/31/01        12,816.55             13,295.47             12,629.61                 12,338.28                 11,713.84
08/31/01        12,451.81             12,463.99             12,381.06                 12,541.52                 11,257.55
09/30/01        11,853.42             11,457.57             11,868.59                 12,499.45                 10,683.06
10/31/01        12,051.81             11,676.18             12,068.76                 12,648.37                 10,909.40
11/30/01        12,531.63             12,571.60             12,393.34                 12,541.74                 11,339.44
12/31/01        12,622.01             12,681.80             12,395.29                 12,423.09                 11,229.69
01/31/02        12,511.30             12,496.83             12,397.90                 12,638.58                 11,267.71
02/28/02        12,426.29             12,255.78             12,372.78                 12,790.84                 11,123.25
03/31/02        12,697.99             12,716.76             12,459.22                 12,540.18                 11,298.49
04/30/02        12,393.27             11,946.11             12,255.44                 12,785.27                 10,908.36
05/31/02        12,387.49             11,858.41             12,250.58                 12,862.96                 10,885.41
06/30/02        11,859.02             11,014.03             11,896.08                 12,998.98                 10,419.18
07/31/02        11,251.21             10,155.69             11,540.58                 13,166.16                 10,257.35
08/31/02        11,366.64             10,222.17             11,644.97                 13,324.43                 10,349.83
09/30/02        10,688.01              9,112.34             11,217.59                 13,616.27                 10,028.45
10/31/02        11,133.53              9,913.49             11,522.96                 13,390.55                 10,331.17
11/30/02        11,585.20             10,496.42             11,753.36                 13,334.89                 10,455.36
12/31/02        11,272.92              9,880.09             11,584.74                 13,616.27                 10,295.22
01/31/03        11,104.05              9,621.77             11,399.20                 13,581.77                 10,146.24
02/28/03        11,020.78              9,477.19             11,413.69                 13,771.65                 10,193.29
03/31/03        11,065.75              9,568.95             11,451.30                 13,779.89                 10,357.47
04/30/03        11,664.58             10,356.77             11,917.65                 13,870.93                 10,728.51
05/31/03        12,180.49             10,901.92             12,345.35                 14,195.72                 11,044.28
06/30/03        12,272.86             11,041.19             12,372.26                 14,135.39                 11,099.23
07/31/03        12,301.30             11,235.95             12,252.82                 13,640.76                 10,964.26
08/31/03        12,508.97             11,454.64             12,414.94                 13,742.49                 11,075.41
09/30/03        12,524.84             11,333.36             12,522.31                 14,146.52                 11,210.38
10/31/03        12,938.06             11,974.16             12,799.43                 14,075.29                 11,442.10
11/30/03        13,052.61             12,079.39             12,926.25                 14,221.99                 11,537.98
12/31/03        13,520.30             12,712.44             13,284.83                 14,339.75                 11,855.43
01/31/04        13,722.18             12,945.73             13,399.54                 14,421.89                 11,959.92
02/29/04        13,909.21             13,125.61             13,584.62                 14,638.93                 12,080.48
03/31/04        13,842.85             12,927.62             13,440.36                 14,587.96                 11,958.50
04/30/04        13,551.94             12,724.95             13,184.51                 14,242.47                 11,724.02
05/31/04        13,611.78             12,899.22             13,228.49                 14,190.82                 11,812.96
06/30/04        13,824.59             13,149.97             13,367.09                 14,242.47                 11,925.85
07/31/04        13,564.33             12,714.79             13,218.48                 14,429.90                 11,616.72
08/31/04        13,646.84             12,765.75             13,348.91                 14,719.07                 11,681.80
09/30/04        13,849.58             12,904.04             13,463.09                 14,797.21                 11,983.92
10/31/04        13,999.35             13,101.18             13,607.61                 14,924.54                 12,262.05
11/30/04        14,376.45             13,631.10             13,809.08                 14,801.44                 12,589.25
12/31/04        14,735.32             14,094.81             14,111.86                 14,982.19                 12,962.20
01/31/05        14,545.50             13,751.25             14,026.70                 15,122.21                 12,758.56
02/28/05        14,751.28             14,040.47             14,136.67                 15,071.91                 12,855.95
03/31/05        14,548.18             13,792.11             13,955.41                 14,976.85                 12,641.33
04/30/05        14,373.36             13,530.66             13,914.00                 15,213.04                 12,596.82
05/31/05        14,702.96             13,960.80             14,190.04                 15,320.56                 13,041.94
06/30/05        14,808.61             13,980.80             14,258.77                 15,415.61                 13,248.23
07/31/05        15,137.68             14,500.51             14,481.11                 15,345.94                 13,525.73
08/31/05        15,181.47             14,368.27             14,491.65                 15,500.87                 13,480.97
09/30/05        15,241.66             14,484.59             14,521.21                 15,396.47                 13,593.49
10/31/05        15,002.34             14,242.99             14,391.42                 15,302.97                 13,440.55
11/30/05        15,366.56             14,781.15             14,694.90                 15,376.43                 13,764.42
12/31/05        15,501.16             14,786.46             14,785.96                 15,508.66                 13,872.99
01/31/06        15,871.18             15,177.97             15,009.16                 15,550.51                 14,017.90
02/28/06        15,851.33             15,219.03             15,036.36                 15,654.92                 14,104.85
03/31/06        16,005.68             15,408.43             15,125.25                 15,546.95                 14,101.56
04/30/06        16,180.20             15,615.19             15,195.26                 15,541.61                 14,179.36
05/31/06        15,859.38             15,166.33             15,008.83                 15,610.84                 14,004.31
06/30/06        15,849.90             15,186.46             14,984.24                 15,552.07                 13,976.10
07/31/06        15,923.88             15,280.07             15,052.07                 15,737.06                 14,103.42
08/31/06        16,230.13             15,643.08             15,349.18                 15,970.58                 14,348.27
09/30/06        16,464.09             16,045.96             15,562.23                 16,081.66                 14,580.33
10/31/06        16,847.65             16,568.52             15,867.66                 16,182.50                 14,846.50
11/30/06        17,172.19             16,883.12             16,087.37                 16,317.40                 15,033.81
12/31/06        17,299.18             17,119.96             16,137.69                 16,259.74                 15,101.77
01/31/07        17,485.75             17,378.62             16,249.60                 16,218.12                 15,197.42
02/28/07        17,419.01             17,039.72             16,211.10                 16,431.82                 15,133.65
03/31/07        17,568.47             17,229.94             16,269.62                 16,391.30                 15,190.05
04/30/07        18,073.76             17,992.84             16,627.49                 16,439.83                 15,543.06
05/31/07        18,462.11             18,620.12             16,869.01                 16,367.04                 15,778.39
06/30/07        18,289.61             18,310.95             16,721.01                 16,282.23                 15,599.75
07/31/07        17,977.83             17,743.98             16,531.56                 16,408.45                 15,395.20
08/31/07        18,123.16             18,009.50             16,544.06                 16,337.66                 15,427.50
09/30/07        18,635.17             18,682.31             16,957.35                 16,579.41                 15,834.67
10/31/07        18,962.87             18,979.45             17,162.19                 16,653.31                 15,975.57
11/30/07        18,518.30             18,185.73             16,842.46                 16,759.50                 15,607.06

                                   [END CHART]

                      DATA FROM 11/30/97 THROUGH 11/30/07.

         SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  9  illustrates   the   comparison  of  a  $10,000
         hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

         o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

         o The Composite Index is comprised of 51% of the Lipper General Municipal Bond Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

         o The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                              TAX-EXEMPT SECURITIES
                                 TOP 5 HOLDINGS
                                (% of Net Assets)
--------------------------------------------------------------------------------

Univ. of Wisconsin Hospitals and Clinics Auth.                              3.3%

Lewisville                                                                  3.1%

Mashantucket (Western) Pequot Tribe                                         3.1%

Northwest ISD                                                               3.1%

Atlanta Airport                                                             2.4%
--------------------------------------------------------------------------------

----------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
----------------------------------------------

Integrated Oil & Gas                      3.4%

Pharmaceuticals                           3.2%

Computer Hardware                         2.1%

Other Diversified Financial Services      2.1%

Industrial Conglomerates                  1.7%

Integrated Telecommunication Services     1.7%

Aerospace & Defense                       1.5%

Systems Software                          1.4%

Communications Equipment                  1.3%

Investment Banking & Brokerage            1.2%
----------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-36.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

---------------------------------------------------
               TOP 5 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

Exxon Mobil Corp.                              1.9%

General Electric Co.                           1.3%

AT&T, Inc.                                     1.1%

Bank of America Corp.                          0.9%

Microsoft Corp.                                0.9%
---------------------------------------------------

                  ASSET ALLOCATION
                     11/30/2007

                         [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                              51.2%
Blue Chip Stocks                              48.1%
Tax-Exempt Money Market Instruments            1.0%

                    [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               TAX-EXEMPT SECURITIES (52.2%)

               TAX-EXEMPT BONDS (51.2%)

               ARIZONA (1.1%)
  $ 2,250      Univ. Medical Center Corp.                         5.00%        7/01/2035        $  2,135
                                                                                                --------
               ARKANSAS (1.3%)
    2,500      Conway Health Facilities Board                     6.40         8/01/2029           2,600
                                                                                                --------
               CALIFORNIA (1.7%)
    2,000      State                                              5.00        12/01/2026           2,049
    4,435      West Contra Costa USD (INS)                        5.05(a)      8/01/2034           1,185
                                                                                                --------
                                                                                                   3,234
                                                                                                --------
               COLORADO (0.2%)
      500      Univ. of Colorado Hospital Auth.                   5.00        11/15/2037             477
                                                                                                --------
               CONNECTICUT (3.1%)
    6,000      Mashantucket (Western) Pequot Tribe(b)             5.75         9/01/2027           6,002
                                                                                                --------
               GEORGIA (2.4%)
    4,500      Atlanta Airport (INS)(PRE)                         5.60         1/01/2030           4,751
                                                                                                --------
               HAWAII (0.6%)
    1,000      State (INS)                                        5.25         9/01/2019           1,075
                                                                                                --------
               ILLINOIS (1.6%)
    3,000      Municipal Electric Agency (INS)                    5.00         2/01/2035           3,094
                                                                                                --------
                                                                                                   3,094
                                                                                                --------
               INDIANA (2.3%)
      550      Health and Educational Facility Auth.              5.25         2/15/2036             556
    1,000      Health and Educational Facility Auth.              5.00         2/15/2039             969
    3,000      Rockport (INS)                                     4.63         6/01/2025           2,979
                                                                                                --------
                                                                                                   4,504
                                                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               LOUISIANA (1.1%)
  $ 1,075      Local Government Environmental Facilities and
                  Community Development Auth. (INS)               6.55%        9/01/2025        $  1,134
    1,000      Parish of St. John the Baptist                     5.13         6/01/2037             957
                                                                                                --------
                                                                                                   2,091
                                                                                                --------
               MAINE (1.7%)
    2,405      Health and Higher Educational Facilities
                  Auth. (INS)(PRE)                                5.75         7/01/2030           2,575
      595      Health and Higher Educational Facilities
                  Auth. (INS)                                     5.75         7/01/2030             628
                                                                                                --------
                                                                                                   3,203
                                                                                                --------
               MICHIGAN (5.8%)
    4,000      Detroit Sewage Disposal (INS)(PRE)                 5.75         7/01/2026           4,236
    4,000      Hospital Finance Auth.                             6.25        10/01/2027           4,031
    3,000      Hospital Finance Auth. (INS)                       5.00        11/15/2026           3,091
                                                                                                --------
                                                                                                  11,358
                                                                                                --------
               MISSOURI (0.8%)
    1,500      Health and Educational Facility Auth.              5.38         2/01/2035           1,502
                                                                                                --------
               MONTANA (0.6%)
      560      Facility Finance Auth. (INS)(PRE)                  4.75        12/01/2021             597
      440      Facility Finance Auth. (INS)(PRE)                  4.75        12/01/2021             470
                                                                                                --------
                                                                                                   1,067
                                                                                                --------
               NEW JERSEY (0.5%)
    1,000      Middlesex County Improvement Auth.                 5.00         8/15/2023           1,009
                                                                                                --------
               NEW MEXICO (0.5%)
    1,000      Farmington                                         4.88         4/01/2033             928
                                                                                                --------
               NEW YORK (5.5%)
    1,000      Dormitory Auth. (INS)                              4.70         2/15/2035             968
    1,000      Environmental Facilities Corp.                     5.00         6/15/2025           1,046
    3,000      MTA                                                5.00        11/15/2030           3,104
    1,395      New York City (PRE)                                6.00         5/15/2020           1,501
      295      New York City                                      6.00         5/15/2020             312
    1,500      New York City Housing Development Corp. (INS)      5.00         7/01/2025           1,563
    8,455      Oneida County IDA (INS)                            4.65(a)      7/01/2035           2,209
                                                                                                --------
                                                                                                  10,703
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               NORTH CAROLINA (0.8%)
  $ 1,500      Charlotte-Mecklenberg Hospital Auth. (PRE)         4.88%        1/15/2032        $  1,626
                                                                                                --------
               RHODE ISLAND (0.1%)
      205      Housing and Mortgage Finance Corp.                 6.85        10/01/2024             205
                                                                                                --------
               TENNESSEE (0.2%)
    2,000      Knox County Health, Educational and Housing
                  Facilities Board                                5.01(a)      1/01/2035             469
                                                                                                --------
                                                                                                     469
                                                                                                --------
               TEXAS (13.9%)
    2,000      Hidalgo County Health Services Corp.               5.00         8/15/2026           1,937
    4,000      Houston Utility Systems (INS)                      5.13         5/15/2028           4,172
    5,675      Lewisville (INS)                                   5.80         9/01/2025           6,000
    1,500      Manor ISD (NBGA)                                   5.00         8/01/2037           1,555
   27,940      Northwest ISD (NBGA)(PRE)                          6.16(a)      8/15/2032           6,050
    2,330      Northwest ISD (NBGA)                               6.16(a)      8/15/2032             501
    2,000      Pflugerville (INS)                                 5.00         8/01/2028           2,055
    1,500      Public Finance Auth. (INS)                         5.00         2/15/2036           1,304
    1,500      San Antonio Water System (INS)(PRE)                5.50         5/15/2018           1,638
    1,000      San Leanna Education Facilities Corp.              4.75         6/01/2032             900
    1,000      State Transportation Commission                    4.50         4/01/2033             987
                                                                                                --------
                                                                                                  27,099
                                                                                                --------
               WASHINGTON (1.3%)
    1,500      Economic Development Finance Auth. (INS)           5.00         6/01/2038           1,546
    1,000      Vancouver Downtown Redevelopment Auth. (INS)       5.00         1/01/2023             948
                                                                                                --------
                                                                                                   2,494
                                                                                                --------
               WEST VIRGINIA (0.8%)
    1,500      Pleasants County                                   5.25        10/15/2037           1,501
                                                                                                --------
                                                                                                   1,501
                                                                                                --------
               WISCONSIN (3.3%)
    6,030      Univ. of Wisconsin Hospitals and Clinics
                  Auth. (INS)(PRE)                                6.13         4/01/2021           6,469
                                                                                                --------
               Total Tax-Exempt Bonds (cost: $96,603)                                             99,596
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE           MATURITY          (000)
--------------------------------------------------------------------------------------------------------
               TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.0%)

               VARIABLE-RATE DEMAND NOTES (0.9%)
               ---------------------------------
               FLORIDA (0.8%)
  $ 1,700      Alachua County Health Facilities Authority
                  (LOC - SunTrust Bank)                           3.60%       12/01/2032        $  1,700
                                                                                                --------
               MISSOURI (0.1%)
      100      Health and Educational Facilities Auth.
                  (LOC - National City Bank)                      3.69         7/15/2037             100
                                                                                                --------
                                                                                                   1,800
                                                                                                --------

   NUMBER
OF SHARES
---------
               MONEY MARKET FUNDS (0.1%)
               -------------------------
  151,955      SSgA Tax Free Money Market Fund, 3.17%(c)                                             152
                                                                                                --------
               Total Tax-Exempt Money Market Instruments
                  (cost: $1,952)                                                                   1,952
                                                                                                --------
               Total Tax-Exempt Securities (cost: $98,555)                                       101,548
                                                                                                --------
               BLUE CHIP STOCKS (48.1%)

               CONSUMER DISCRETIONARY (4.7%)
               -----------------------------
               ADVERTISING (0.1%)
    4,020      Interpublic Group of Companies, Inc.*                                                  38
    2,920      Omnicom Group, Inc.                                                                   143
                                                                                                --------
                                                                                                     181
                                                                                                --------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    3,270      Coach, Inc.*                                                                          121
      852      Hanesbrands, Inc.*                                                                     24
      940      Jones Apparel Group, Inc.                                                              18
      520      Polo Ralph Lauren Corp.                                                                36
      800      VF Corp.                                                                               60
                                                                                                --------
                                                                                                     259
                                                                                                --------
               APPAREL RETAIL (0.1%)
    4,590      Gap, Inc.                                                                              94
    2,950      Limited Brands, Inc.                                                                   59
    4,000      TJX Companies, Inc.                                                                   117
                                                                                                --------
                                                                                                     270
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               AUTO PARTS & EQUIPMENT (0.1%)
    3,000      Johnson Controls, Inc.                                                           $    116
      500      WABCO Holdings, Inc.                                                                   23
                                                                                                --------
                                                                                                     139
                                                                                                --------
               AUTOMOBILE MANUFACTURERS (0.1%)
   18,050      Ford Motor Co.*                                                                       135
    4,950      General Motors Corp.                                                                  148
                                                                                                --------
                                                                                                     283
                                                                                                --------
               AUTOMOTIVE RETAIL (0.0%)
    1,220      AutoNation, Inc.*                                                                      20
      540      AutoZone, Inc.*                                                                        60
                                                                                                --------
                                                                                                      80
                                                                                                --------
               BROADCASTING & CABLE TV (0.5%)
    6,660      CBS Corp. "B"                                                                         183
      285      Citadel Broadcasting Corp.                                                              1
    4,270      Clear Channel Communications, Inc.                                                    153
   26,522      Comcast Corp. "A"*                                                                    545
    5,640      DIRECTV Group, Inc.*                                                                  140
      770      E.W. Scripps Co. "A"                                                                   33
                                                                                                --------
                                                                                                   1,055
                                                                                                --------
               CASINOS & GAMING (0.1%)
    1,610      Harrah's Entertainment, Inc.                                                          142
    2,910      International Game Technology                                                         127
                                                                                                --------
                                                                                                     269
                                                                                                --------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
    3,100      Best Buy Co., Inc.                                                                    158
    1,490      Circuit City Stores, Inc.                                                              10
    1,190      RadioShack Corp.                                                                       22
                                                                                                --------
                                                                                                     190
                                                                                                --------
               CONSUMER ELECTRONICS (0.0%)
      590      Harman International Industries, Inc.                                                  44
                                                                                                --------
               DEPARTMENT STORES (0.2%)
      650      Dillard's, Inc. "A"                                                                    13
      560      J.C. Penney Co., Inc.                                                                  25

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    2,920      Kohl's Corp.*                                                                    $    144
    4,670      Macy's, Inc.                                                                          139
      630      Nordstrom, Inc.                                                                        21
                                                                                                --------
                                                                                                     342
                                                                                                --------
               EDUCATIONAL SERVICES (0.1%)
    1,210      Apollo Group, Inc. "A"*                                                                93
                                                                                                --------
               FOOTWEAR (0.1%)
    3,310      NIKE, Inc. "B"                                                                        217
                                                                                                --------
               GENERAL MERCHANDISE STORES (0.3%)
      200      Big Lots, Inc.*                                                                         4
    1,610      Family Dollar Stores, Inc.                                                             38
    7,400      Target Corp.                                                                          444
                                                                                                --------
                                                                                                     486
                                                                                                --------
               HOME FURNISHINGS (0.0%)
    1,530      Leggett & Platt, Inc.                                                                  32
                                                                                                --------
               HOME IMPROVEMENT RETAIL (0.4%)
   14,590      Home Depot, Inc.                                                                      416
   12,770      Lowe's Companies, Inc.                                                                312
    1,000      Sherwin-Williams Co.                                                                   63
                                                                                                --------
                                                                                                     791
                                                                                                --------
               HOMEBUILDING (0.0%)
    2,410      D.R. Horton, Inc.                                                                      29
      670      KB Home                                                                                14
                                                                                                --------
                                                                                                      43
                                                                                                --------
               HOMEFURNISHING RETAIL (0.0%)
    2,390      Bed Bath & Beyond, Inc.*                                                               75
                                                                                                --------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
    3,810      Carnival Corp.                                                                        172
    2,770      Marriott International, Inc. "A"                                                      104
    1,400      Starwood Hotels and Resorts Worldwide, Inc.                                            75
                                                                                                --------
                                                                                                     351
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               HOUSEHOLD APPLIANCES (0.1%)
      660      Black & Decker Corp.                                                             $     54
      505      Snap-On, Inc.                                                                          25
      710      Stanley Works                                                                          37
      680      Whirlpool Corp.                                                                        55
                                                                                                --------
                                                                                                     171
                                                                                                --------
               HOUSEWARES & SPECIALTIES (0.1%)
    1,310      Fortune Brands, Inc.                                                                  100
    2,390      Newell Rubbermaid, Inc.                                                                64
                                                                                                --------
                                                                                                     164
                                                                                                --------
               INTERNET RETAIL (0.2%)
    2,680      Amazon.com, Inc.*                                                                     243
    1,660      IAC/InterActiveCorp*                                                                   46
                                                                                                --------
                                                                                                     289
                                                                                                --------
               LEISURE PRODUCTS (0.1%)
      790      Brunswick Corp.                                                                        16
    1,450      Hasbro, Inc.                                                                           40
    3,390      Mattel, Inc.                                                                           68
                                                                                                --------
                                                                                                     124
                                                                                                --------
               MOTORCYCLE MANUFACTURERS (0.1%)
    2,280      Harley-Davidson, Inc.                                                                 110
                                                                                                --------
               MOVIES & ENTERTAINMENT (0.9%)
   32,210      Borg Warner, Inc.                                                                     556
   19,720      News Corp. "A"                                                                        415
    5,570      Viacom, Inc. "B"*                                                                     234
   15,225      Walt Disney Co.                                                                       505
                                                                                                --------
                                                                                                   1,710
                                                                                                --------
               PHOTOGRAPHIC PRODUCTS (0.0%)
    2,480      Eastman Kodak Co.                                                                      58
                                                                                                --------
               PUBLISHING (0.2%)
      580      Dow Jones & Co., Inc.                                                                  34
    2,060      Gannett Co., Inc.                                                                      76
      799      Idearc, Inc.                                                                           15
    2,300      McGraw-Hill Companies, Inc.                                                           113

20

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==================--------------------------------------------------------------
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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
      380      Meredith Corp.                                                                   $     21
    1,002      Tribune Co.                                                                            31
                                                                                                --------
                                                                                                     290
                                                                                                --------
               RESTAURANTS (0.4%)
    1,250      Darden Restaurants, Inc.                                                               50
    8,500      McDonald's Corp.                                                                      497
      776      Tim Hortons, Inc.                                                                      30
      610      Wendy's International, Inc.                                                            17
    2,600      Yum! Brands, Inc.                                                                      96
                                                                                                --------
                                                                                                     690
                                                                                                --------
               SPECIALIZED CONSUMER SERVICES (0.0%)
    2,770      H&R Block, Inc.                                                                        55
                                                                                                --------
               SPECIALTY STORES (0.1%)
      560      OfficeMax, Inc.                                                                        14
    6,280      Staples, Inc.                                                                         149
    1,170      Tiffany & Co.                                                                          54
                                                                                                --------
                                                                                                     217
                                                                                                --------
               TIRES & RUBBER (0.0%)
    1,610      Goodyear Tire & Rubber Co.*                                                            46
                                                                                                --------
               Total Consumer Discretionary                                                        9,124
                                                                                                --------
               CONSUMER STAPLES (4.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
    5,620      Archer-Daniels-Midland Co.                                                            204
                                                                                                --------
               BREWERS (0.2%)
    6,310      Anheuser-Busch Companies, Inc.                                                        333
    1,160      Molson Coors Brewing Co. "B"                                                           62
                                                                                                --------
                                                                                                     395
                                                                                                --------
               DISTILLERS & VINTNERS (0.1%)
      680      Brown-Forman Corp. "B"                                                                 48
    1,820      Constellation Brands, Inc. "A"*                                                        43
                                                                                                --------
                                                                                                      91
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               DRUG RETAIL (0.3%)
   13,632      CVS Caremark Corp.                                                               $    546
    1,010      Walgreen Co.                                                                           37
                                                                                                --------
                                                                                                     583
                                                                                                --------
               FOOD DISTRIBUTORS (0.1%)
    5,260      Sysco Corp.                                                                           171
                                                                                                --------
               FOOD RETAIL (0.2%)
    6,290      Kroger Co.                                                                            181
    3,790      Safeway, Inc.                                                                         132
    1,840      SUPERVALU, Inc.                                                                        77
    1,230      Whole Foods Market, Inc.                                                               53
                                                                                                --------
                                                                                                     443
                                                                                                --------
               HOUSEHOLD PRODUCTS (1.1%)
    1,300      Clorox Co.                                                                             84
    4,420      Colgate-Palmolive Co.                                                                 354
    2,450      Kimberly-Clark Corp.                                                                  171
   20,050      Procter & Gamble Co.                                                                1,484
                                                                                                --------
                                                                                                   2,093
                                                                                                --------
               HYPERMARKETS & SUPER CENTERS (0.5%)
    3,890      Costco Wholesale Corp.                                                                262
   15,460      Wal-Mart Stores, Inc.                                                                 741
                                                                                                --------
                                                                                                   1,003
                                                                                                --------
               PACKAGED FOODS & MEAT (0.6%)
    1,700      Campbell Soup Co.                                                                      62
    4,320      ConAgra Foods, Inc.                                                                   108
    2,860      General Mills, Inc.                                                                   172
    2,795      H.J. Heinz Co.                                                                        132
    1,100      Kellogg Co.                                                                            60
   11,570      Kraft Foods, Inc. "A"                                                                 400
    1,120      McCormick & Co., Inc.                                                                  43
    6,450      Sara Lee Corp.                                                                        109
    2,420      Tyson Foods, Inc. "A"                                                                  36
    1,880      Wm. Wrigley Jr. Co.                                                                   120
                                                                                                --------
                                                                                                   1,242
                                                                                                --------
               PERSONAL PRODUCTS (0.1%)
    3,790      Avon Products, Inc.                                                                   156
    1,100      Estee Lauder Companies, Inc. "A"                                                       49
                                                                                                --------
                                                                                                     205
                                                                                                --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               SOFT DRINKS (0.9%)
   15,970      Coca-Cola Co.                                                                    $    992
    1,385      Coca-Cola Enterprises, Inc.                                                            36
    1,210      Pepsi Bottling Group, Inc.                                                             52
    9,850      PepsiCo, Inc.                                                                         760
                                                                                                --------
                                                                                                   1,840
                                                                                                --------
               TOBACCO (0.6%)
   11,970      Altria Group, Inc.                                                                    928
    1,500      Reynolds American, Inc.                                                               105
    1,710      UST, Inc.                                                                              99
                                                                                                --------
                                                                                                   1,132
                                                                                                --------
               Total Consumer Staples                                                              9,402
                                                                                                --------
               ENERGY (5.5%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
      750      CONSOL Energy, Inc.                                                                    44
      228      Patriot Coal Corp.*                                                                     8
    2,280      Peabody Energy Corp.                                                                  127
                                                                                                --------
                                                                                                     179
                                                                                                --------
               INTEGRATED OIL & GAS (3.4%)
   12,850      Chevron Corp.                                                                       1,128
   10,170      ConocoPhillips                                                                        814
   42,190      Exxon Mobil Corp.                                                                   3,762
    2,330      Hess Corp.                                                                            166
    6,200      Marathon Oil Corp.                                                                    346
    5,600      Occidental Petroleum Corp.                                                            391
                                                                                                --------
                                                                                                   6,607
                                                                                                --------
               OIL & GAS DRILLING (0.2%)
    1,300      ENSCO International, Inc.                                                              70
    2,060      Noble Corp.                                                                           107
      950      Rowan Companies, Inc.                                                                  34
    1,553      Transocean, Inc.                                                                      213
                                                                                                --------
                                                                                                     424
                                                                                                --------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
    2,677      Baker Hughes, Inc.                                                                    215
    2,520      BJ Services Co.                                                                        62
    8,580      Halliburton Co.                                                                       314
      600      National-Oilwell Varco, Inc.*                                                          41

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
   10,150      Schlumberger Ltd.                                                                $    949
    2,910      Weatherford International Ltd.*                                                       182
                                                                                                --------
                                                                                                   1,763
                                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    4,090      Anadarko Petroleum Corp.                                                              232
    1,100      Apache Corp.                                                                          106
    3,350      Chesapeake Energy Corp.                                                               127
    3,310      Devon Energy Corp.                                                                    274
    1,280      EOG Resources, Inc.                                                                   106
    1,470      Noble Energy, Inc.                                                                    106
    3,170      XTO Energy, Inc.                                                                      196
                                                                                                --------
                                                                                                   1,147
                                                                                                --------
               OIL & GAS REFINING & MARKETING (0.1%)
    4,200      Valero Energy Corp.                                                                   273
                                                                                                --------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    6,015      El Paso Corp.                                                                          97
    5,560      Spectra Energy Corp.                                                                  137
    3,390      Williams Companies, Inc.                                                              117
                                                                                                --------
                                                                                                     351
                                                                                                --------
               Total Energy                                                                       10,744
                                                                                                --------
               FINANCIALS (8.4%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    1,630      American Capital Strategies, Ltd.                                                      61
    2,025      Ameriprise Financial, Inc.                                                            119
    9,735      Bank of New York Mellon Corp.                                                         467
      780      Federated Investors, Inc. "B"                                                          32
      800      Franklin Resources, Inc.                                                               99
    1,760      Janus Capital Group, Inc.                                                              59
    1,680      Northern Trust Corp.(d)                                                               136
    3,210      State Street Corp.                                                                    256
      200      T. Rowe Price Group, Inc.                                                              12
                                                                                                --------
                                                                                                   1,241
                                                                                                --------
               CONSUMER FINANCE (0.4%)
   10,220      American Express Co.                                                                  603
    3,255      Discover Financial Services                                                            56
    3,540      SLM Corp.                                                                             135
                                                                                                --------
                                                                                                     794
                                                                                                --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               DIVERSIFIED BANKS (1.0%)
    1,240      Banco Bilbao Vizcaya Argentaria ADR                                              $     31
    1,350      Comerica, Inc.                                                                         62
   15,200      U.S. Bancorp                                                                          503
    7,605      Wachovia Corp.                                                                        327
   28,870      Wells Fargo & Co.                                                                     936
                                                                                                --------
                                                                                                   1,859
                                                                                                --------
               INSURANCE BROKERS (0.1%)
    2,650      Aon Corp.                                                                             132
    4,760      Marsh & McLennan Companies, Inc.                                                      120
                                                                                                --------
                                                                                                     252
                                                                                                --------
               INVESTMENT BANKING & BROKERAGE (1.2%)
    1,030      Bear Stearns Companies, Inc.                                                          103
    8,840      Charles Schwab Corp.                                                                  215
    3,630      Goldman Sachs Group, Inc.                                                             823
    4,670      Lehman Brothers Holdings, Inc.                                                        293
    7,580      Merrill Lynch & Co., Inc.                                                             454
    9,170      Morgan Stanley                                                                        483
                                                                                                --------
                                                                                                   2,371
                                                                                                --------
               LIFE & HEALTH INSURANCE (0.8%)
    2,480      AFLAC, Inc.                                                                           155
    2,379      Lincoln National Corp.                                                                146
    4,560      MetLife, Inc.                                                                         299
      700      Principal Financial Group, Inc.                                                        46
    8,335      Prudential Financial, Inc.                                                            785
      845      Torchmark Corp.                                                                        52
    3,120      Unum Group                                                                             78
                                                                                                --------
                                                                                                   1,561
                                                                                                --------
               MULTI-LINE INSURANCE (0.6%)
   13,300      American International Group, Inc.                                                    773
      850      Assurant, Inc.                                                                         56
    3,820      Genworth Financial, Inc. "A"                                                          100
    2,760      Hartford Financial Services Group, Inc.                                               263
                                                                                                --------
                                                                                                   1,192
                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
   38,330      Bank of America Corp.                                                               1,768
   30,120      Citigroup, Inc.                                                                     1,003
   26,795      JPMorgan Chase & Co.                                                                1,222
                                                                                                --------
                                                                                                   3,993
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
    2,890      ACE Ltd.                                                                         $    173
    4,950      Allstate Corp.                                                                        253
    3,520      Chubb Corp.                                                                           192
    6,370      Progressive Corp.                                                                     117
      430      Safeco Corp.                                                                           25
    6,030      Travelers Companies, Inc.                                                             320
      810      XL Capital Ltd. "A"                                                                    48
                                                                                                --------
                                                                                                   1,128
                                                                                                --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
    1,740      CB Richard Ellis Group, Inc. "A"*                                                      41
                                                                                                --------
               REGIONAL BANKS (0.4%)
      600      BB&T Corp.                                                                             22
    1,630      Commerce Bancorp, Inc.                                                                 65
    1,120      First Horizon National Corp.                                                           25
    3,230      Huntington Bancshares, Inc.                                                            51
    3,010      PNC Financial Services Group, Inc.                                                    220
    6,190      Regions Financial Corp.                                                               163
    2,560      SunTrust Banks, Inc.                                                                  179
    2,810      Synovus Financial Corp.                                                                70
                                                                                                --------
                                                                                                     795
                                                                                                --------
               REITs - DIVERSIFIED (0.0%)
      970      Vornado Realty Trust                                                                   87
                                                                                                --------
               REITs - INDUSTRIAL (0.1%)
    2,235      ProLogis                                                                              146
                                                                                                --------
               REITs - RESIDENTIAL (0.1%)
    1,000      Apartment Investment and Management Co. "A"                                            40
    2,495      Equity Residential Properties Trust                                                    93
                                                                                                --------
                                                                                                     133
                                                                                                --------
               REITs - RETAIL (0.1%)
    2,220      Kimco Realty Corp.                                                                     88
    1,920      Simon Property Group, Inc.                                                            189
                                                                                                --------
                                                                                                     277
                                                                                                --------
               REITs - SPECIALIZED (0.1%)
    1,830      Host Hotels & Resorts, Inc.                                                            35

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
      620      Plum Creek Timber Co., Inc.                                                      $     29
    1,095      Public Storage, Inc.                                                                   85
                                                                                                --------
                                                                                                     149
                                                                                                --------
               SPECIALIZED FINANCE (0.0%)
    1,290      Moody's Corp.                                                                          49
                                                                                                --------
               THRIFTS & MORTGAGE FINANCE (0.2%)
    6,780      Fannie Mae                                                                            261
    4,690      Hudson City Bancorp, Inc.                                                              71
    3,160      Sovereign Bancorp, Inc.                                                                37
                                                                                                --------
                                                                                                     369
                                                                                                --------
               Total Financials                                                                   16,437
                                                                                                --------
               HEALTH CARE (5.9%)
               ------------------
               BIOTECHNOLOGY (0.6%)
    7,240      Amgen, Inc.*                                                                          400
    2,950      Biogen Idec, Inc.*                                                                    219
    1,740      Celgene Corp.*                                                                        107
    2,260      Genzyme Corp.*                                                                        169
    6,790      Gilead Sciences, Inc.*                                                                316
                                                                                                --------
                                                                                                   1,211
                                                                                                --------
               HEALTH CARE DISTRIBUTORS (0.1%)
    1,400      AmerisourceBergen Corp.                                                                63
    1,690      McKesson Corp.                                                                        113
      116      PharMerica Corp.*                                                                       2
                                                                                                --------
                                                                                                     178
                                                                                                --------
               HEALTH CARE EQUIPMENT (0.8%)
    5,600      Baxter International, Inc.                                                            335
    2,110      Becton, Dickinson & Co.                                                               175
   11,750      Boston Scientific Corp.*                                                              148
      600      C.R. Bard, Inc.                                                                        51
    3,400      Covidien Ltd.                                                                         136
    1,340      Hospira, Inc.*                                                                         58
    3,140      Medtronic, Inc.                                                                       160
    1,760      St. Jude Medical, Inc.*                                                                70
    2,570      Stryker Corp.                                                                         187
    1,110      Varian Medical Systems, Inc.*                                                          55
    2,080      Zimmer Holdings, Inc.*                                                                135
                                                                                                --------
                                                                                                   1,510
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               HEALTH CARE FACILITIES (0.1%)
      720      Manor Care, Inc.                                                                 $     46
    4,170      Tenet Healthcare Corp.*                                                                23
                                                                                                --------
                                                                                                      69
                                                                                                --------
               HEALTH CARE SERVICES (0.3%)
    2,360      Express Scripts, Inc.*                                                                160
    1,085      Laboratory Corp. of America Holdings*                                                  79
    2,500      Medco Health Solutions, Inc.*                                                         250
    1,370      Quest Diagnostics, Inc.                                                                75
                                                                                                --------
                                                                                                     564
                                                                                                --------
               HEALTH CARE TECHNOLOGY (0.0%)
    1,770      IMS Health, Inc.                                                                       41
                                                                                                --------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,580      Applera Corp. - Applied Biosystems Group                                               54
      470      Millipore Corp.*                                                                       38
    1,130      PerkinElmer, Inc.                                                                      31
    3,620      Thermo Fisher Scientific, Inc.*                                                       209
      900      Waters Corp.*                                                                          70
                                                                                                --------
                                                                                                     402
                                                                                                --------
               MANAGED HEALTH CARE (0.6%)
    4,900      Aetna, Inc.                                                                           274
    3,150      CIGNA Corp.                                                                           169
      240      Coventry Health Care, Inc.*                                                            14
    7,740      UnitedHealth Group, Inc.                                                              426
    4,100      WellPoint, Inc.*                                                                      345
                                                                                                --------
                                                                                                   1,228
                                                                                                --------
               PHARMACEUTICALS (3.2%)
   12,210      Abbott Laboratories                                                                   702
    2,670      Allergan, Inc.                                                                        179
      920      Barr Pharmaceuticals, Inc.*                                                            49
   14,970      Bristol-Myers Squibb Co.                                                              444
    6,370      Eli Lilly and Co.                                                                     337
    2,780      Forest Laboratories, Inc.*                                                            107
   17,240      Johnson & Johnson                                                                   1,168
   16,080      Merck & Co., Inc.                                                                     955
   57,440      Pfizer, Inc.                                                                        1,365

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
   12,810      Schering-Plough Corp.                                                            $    401
      930      Watson Pharmaceuticals, Inc.*                                                          27
    9,670      Wyeth                                                                                 475
                                                                                                --------
                                                                                                   6,209
                                                                                                --------
               Total Health Care                                                                  11,412
                                                                                                --------
               INDUSTRIALS (5.4%)
               ------------------
               AEROSPACE & DEFENSE (1.5%)
    6,060      Boeing Co.                                                                            561
    3,490      General Dynamics Corp.                                                                310
    1,090      Goodrich Corp.                                                                         78
    5,200      Honeywell International, Inc.                                                         294
    1,070      L-3 Communications Holdings, Inc.                                                     118
    3,060      Lockheed Martin Corp.                                                                 338
    3,020      Northrop Grumman Corp.                                                                238
    3,845      Raytheon Co.                                                                          238
    1,400      Rockwell Collins, Inc.                                                                101
    8,570      United Technologies Corp.                                                             641
                                                                                                --------
                                                                                                   2,917
                                                                                                --------
               AIR FREIGHT & LOGISTICS (0.3%)
    1,500      C.H. Robinson Worldwide, Inc.                                                          77
      290      FedEx Corp.                                                                            29
    7,550      United Parcel Service, Inc. "B"                                                       556
                                                                                                --------
                                                                                                     662
                                                                                                --------
               AIRLINES (0.1%)
    6,580      Southwest Airlines Co.                                                                 93
                                                                                                --------
               BUILDING PRODUCTS (0.1%)
    3,230      Masco Corp.                                                                            72
    1,500      Trane, Inc.                                                                            55
                                                                                                --------
                                                                                                     127
                                                                                                --------
               COMMERCIAL PRINTING (0.0%)
    1,880      R.R. Donnelley & Sons Co.                                                              69
                                                                                                --------
               CONSTRUCTION & ENGINEERING (0.1%)
      675      Fluor Corp.                                                                            99
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    5,415      Caterpillar, Inc.                                                                $    389
      890      Cummins, Inc.                                                                         104
    1,970      Deere & Co.                                                                           339
    1,080      Manitowoc Co., Inc.                                                                    47
      540      Navistar International Corp.*                                                          28
    2,992      PACCAR, Inc.                                                                          152
      890      Terex Corp.*                                                                           57
                                                                                                --------
                                                                                                   1,116
                                                                                                --------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
    1,130      Equifax, Inc.                                                                          42
                                                                                                --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,570      Cooper Industries Ltd. "A"                                                             79
    6,870      Emerson Electric Co.                                                                  392
                                                                                                --------
                                                                                                     471
                                                                                                --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    1,950      Allied Waste Industries, Inc.*                                                         22
    4,595      Waste Management, Inc.                                                                158
                                                                                                --------
                                                                                                     180
                                                                                                --------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)
    1,140      Monster Worldwide, Inc.*                                                               39
                                                                                                --------
               INDUSTRIAL CONGLOMERATES (1.7%)
    5,350      3M Co.                                                                                445
   66,490      General Electric Co.                                                                2,546
    1,150      Textron, Inc.                                                                          79
    4,000      Tyco International Ltd.                                                               161
                                                                                                --------
                                                                                                   3,231
                                                                                                --------
               INDUSTRIAL MACHINERY (0.4%)
    2,045      Danaher Corp.                                                                         178
    1,760      Dover Corp.                                                                            81
    1,260      Eaton Corp.                                                                           113
    2,070      Ingersoll-Rand Co. Ltd. "A"                                                           107
    1,030      ITT Corp.                                                                              66
    1,100      Pall Corp.                                                                             42
    1,560      Parker-Hannifin Corp.                                                                 124
                                                                                                --------
                                                                                                     711
                                                                                                --------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               RAILROADS (0.3%)
      790      Burlington Northern Santa Fe Corp.                                               $     66
    3,760      CSX Corp.                                                                             158
    3,540      Norfolk Southern Corp.                                                                181
    1,925      Union Pacific Corp.                                                                   243
                                                                                                --------
                                                                                                     648
                                                                                                --------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
      670      W.W. Grainger, Inc.                                                                    59
                                                                                                --------
               TRUCKING (0.0%)
       60      Avis Budget Group, Inc.*                                                                1
      535      Ryder System, Inc.                                                                     23
                                                                                                --------
                                                                                                      24
                                                                                                --------
               Total Industrials                                                                  10,488
                                                                                                --------
               INFORMATION TECHNOLOGY (8.0%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
    5,080      Adobe Systems, Inc.*                                                                  214
    2,000      Autodesk, Inc.*                                                                        94
    1,240      Citrix Systems, Inc.*                                                                  46
    3,210      Compuware Corp.*                                                                       26
    2,990      Intuit, Inc.*                                                                          88
    1,030      Parametric Technology Corp.*                                                           17
                                                                                                --------
                                                                                                     485
                                                                                                --------
               COMMUNICATIONS EQUIPMENT (1.3%)
    1,060      ADC Telecommunications, Inc.*                                                          18
    1,340      Andrew Corp.*                                                                          20
      740      Ciena Corp.*                                                                           32
   41,815      Cisco Systems, Inc.*                                                                1,172
    1,720      Comverse Technology, Inc.*                                                             28
   13,520      Corning, Inc.                                                                         328
    1,840      JDS Uniphase Corp.*                                                                    25
    4,900      Juniper Networks, Inc.*                                                               146
   14,930      Motorola, Inc.                                                                        238
   11,610      QUALCOMM, Inc.                                                                        473
                                                                                                --------
                                                                                                   2,480
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               COMPUTER HARDWARE (2.1%)
    6,950      Apple, Inc.*                                                                     $  1,266
   19,150      Dell, Inc.*                                                                           470
   22,180      Hewlett-Packard Co.                                                                 1,135
    8,740      International Business Machines Corp.                                                 919
    1,545      NCR Corp.*                                                                             37
    7,750      Sun Microsystems, Inc.*                                                               161
    1,545      Teradata Corp.*                                                                        40
                                                                                                --------
                                                                                                   4,028
                                                                                                --------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
   19,890      EMC Corp.*                                                                            384
      780      Lexmark International, Inc. "A"*                                                       27
    3,080      Network Appliance, Inc.*                                                               76
    1,180      QLogic Corp.*                                                                          16
                                                                                                --------
                                                                                                     503
                                                                                                --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    4,860      Automatic Data Processing, Inc.                                                       219
    1,250      Broadridge Financial Solutions, Inc.                                                   28
    1,490      Computer Sciences Corp.*                                                               79
    1,200      Convergys Corp.*                                                                       20
    1,400      Fidelity National Information Services, Inc.                                           60
    1,450      Fiserv, Inc.*                                                                          74
    2,920      Paychex, Inc.                                                                         114
    6,665      Western Union Co.                                                                     151
                                                                                                --------
                                                                                                     745
                                                                                                --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    3,540      Agilent Technologies, Inc.*                                                           134
                                                                                                --------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
    2,379      Flextronics International Ltd.*                                                        29
    1,240      Molex, Inc.                                                                            34
    4,280      Tyco Electronics Ltd.                                                                 160
                                                                                                --------
                                                                                                     223
                                                                                                --------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
    2,670      Electronic Arts, Inc.*                                                                150
                                                                                                --------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES (0.9%)
    1,460      Akamai Technologies, Inc.*                                                       $     56
    9,940      eBay, Inc.*                                                                           333
    1,390      Google, Inc. "A"*                                                                     963
    2,110      VeriSign, Inc.*                                                                        87
   10,410      Yahoo!, Inc.*                                                                         279
                                                                                                --------
                                                                                                   1,718
                                                                                                --------
               IT CONSULTING & OTHER SERVICES (0.0%)
    3,020      Unisys Corp.*                                                                          15
                                                                                                --------
               OFFICE ELECTRONICS (0.0%)
    4,080      Xerox Corp.*                                                                           69
                                                                                                --------
               SEMICONDUCTOR EQUIPMENT (0.2%)
   13,160      Applied Materials, Inc.                                                               248
    1,720      KLA-Tencor Corp.                                                                       83
    1,130      Novellus Systems, Inc.*                                                                29
      463      Verigy Ltd.*                                                                           12
                                                                                                --------
                                                                                                     372
                                                                                                --------
               SEMICONDUCTORS (1.0%)
    5,170      Advanced Micro Devices, Inc.*                                                          50
    3,080      Altera Corp.                                                                           58
    3,030      Analog Devices, Inc.                                                                   93
    4,060      Broadcom Corp. "A"*                                                                   109
   37,500      Intel Corp.                                                                           978
    6,300      LSI Logic Corp.*                                                                       35
      470      Maxim Integrated Products, Inc.                                                        11
    6,660      Micron Technology, Inc.*                                                               55
      100      National Semiconductor Corp.                                                            2
    4,745      NVIDIA Corp.*                                                                         150
    1,870      PMC-Sierra, Inc.*                                                                      13
    9,660      Texas Instruments, Inc.                                                               305
    2,920      Xilinx, Inc.                                                                           64
                                                                                                --------
                                                                                                   1,923
                                                                                                --------
               SYSTEMS SOFTWARE (1.4%)
    1,755      BMC Software, Inc.*                                                                    58
    3,800      CA, Inc.                                                                               93
   52,385      Microsoft Corp.                                                                     1,760

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    3,020      Novell, Inc.*                                                                    $     21
   33,007      Oracle Corp.*                                                                         666
    8,520      Symantec Corp.*                                                                       152
                                                                                                --------
                                                                                                   2,750
                                                                                                --------
               Total Information Technology                                                       15,595
                                                                                                --------
               MATERIALS (1.7%)
               ----------------
               ALUMINUM (0.1%)
    7,640      Alcoa, Inc.                                                                           278
                                                                                                --------
               CONSTRUCTION MATERIALS (0.0%)
      930      Vulcan Materials Co.                                                                   83
                                                                                                --------
               DIVERSIFIED CHEMICALS (0.4%)
    8,260      Dow Chemical Co.                                                                      346
    5,700      E.I. du Pont de Nemours & Co.                                                         263
      700      Eastman Chemical Co.                                                                   45
    1,110      Hercules, Inc.                                                                         22
    1,400      PPG Industries, Inc.                                                                   96
                                                                                                --------
                                                                                                     772
                                                                                                --------
               DIVERSIFIED METALS & MINING (0.1%)
    1,981      Freeport-McMoRan Copper & Gold, Inc.                                                  196
                                                                                                --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    3,900      Monsanto Co.                                                                          388
                                                                                                --------
               FOREST PRODUCTS (0.1%)
    1,895      Weyerhaeuser Co.                                                                      139
                                                                                                --------
               GOLD (0.1%)
    3,970      Newmont Mining Corp.                                                                  197
                                                                                                --------
               INDUSTRIAL GASES (0.2%)
    1,865      Air Products & Chemicals, Inc.                                                        185
    2,760      Praxair, Inc.                                                                         235
                                                                                                --------
                                                                                                     420
                                                                                                --------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               METAL & GLASS CONTAINERS (0.0%)
      900      Ball Corp.                                                                       $     42
    1,360      Pactiv Corp.*                                                                          34
                                                                                                --------
                                                                                                      76
                                                                                                --------
               PAPER PACKAGING (0.1%)
      930      Bemis Co., Inc.                                                                        25
    1,420      Sealed Air Corp.                                                                       33
      910      Temple-Inland, Inc.                                                                    42
                                                                                                --------
                                                                                                     100
                                                                                                --------
               PAPER PRODUCTS (0.1%)
    3,370      International Paper Co.                                                               114
    1,590      MeadWestvaco Corp.                                                                     52
                                                                                                --------
                                                                                                     166
                                                                                                --------
               SPECIALTY CHEMICALS (0.1%)
    1,530      Ecolab, Inc.                                                                           73
      890      International Flavors & Fragrances, Inc.                                               45
    1,140      Sigma-Aldrich Corp.                                                                    60
                                                                                                --------
                                                                                                     178
                                                                                                --------
               STEEL (0.2%)
      880      Allegheny Technologies, Inc.                                                           86
    2,580      Nucor Corp.                                                                           153
    1,000      United States Steel Corp.                                                              97
                                                                                                --------
                                                                                                     336
                                                                                                --------
               Total Materials                                                                     3,329
                                                                                                --------
               TELECOMMUNICATION SERVICES (1.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
   53,770      AT&T, Inc.                                                                          2,054
    1,150      CenturyTel, Inc.                                                                       49
    2,700      Citizens Communications Co.                                                            35
       30      Qwest Communications International, Inc.*                                               -
   25,055      Verizon Communications, Inc.                                                        1,083
    3,846      Windstream Corp.                                                                       50
                                                                                                --------
                                                                                                   3,271
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,320      American Tower Corp. "A"*                                                        $    106
   15,720      Sprint Nextel Corp.                                                                   244
                                                                                                --------
                                                                                                     350
                                                                                                --------
               Total Telecommunication Services                                                    3,621
                                                                                                --------
               UTILITIES (1.8%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
      900      Allegheny Energy, Inc.                                                                 55
    3,420      American Electric Power Co., Inc.                                                     163
   11,104      Duke Energy Corp.                                                                     220
      170      Edison International                                                                   10
    1,200      Entergy Corp.                                                                         143
    4,965      Exelon Corp.                                                                          402
    2,895      FirstEnergy Corp.                                                                     198
    3,490      FPL Group, Inc.                                                                       243
    1,680      Pepco Holdings, Inc.                                                                   47
      860      Pinnacle West Capital Corp.                                                            37
    3,040      PPL Corp.                                                                             155
    2,270      Progress Energy, Inc.                                                                 111
    6,660      Southern Co.                                                                          251
                                                                                                --------
                                                                                                   2,035
                                                                                                --------
               GAS UTILITIES (0.1%)
      390      Nicor, Inc.                                                                            17
    1,480      Questar Corp.                                                                          79
                                                                                                --------
                                                                                                      96
                                                                                                --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    1,400      AES Corp.*                                                                             31
    1,560      Constellation Energy Group, Inc.                                                      156
                                                                                                --------
                                                                                                     187
                                                                                                --------
               MULTI-UTILITIES (0.6%)
    1,800      Ameren Corp.                                                                           97
    2,760      CenterPoint Energy, Inc.                                                               49
    1,960      CMS Energy Corp.                                                                       34
    2,350      Consolidated Edison, Inc.                                                             114
    5,610      Dominion Resources, Inc.                                                              265
    1,530      DTE Energy Co.                                                                         75

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
      671      Integrys Energy Group, Inc.                                                      $     34
    2,370      NiSource, Inc.                                                                         44
    2,200      PG&E Corp.                                                                            102
    1,550      Public Service Enterprise Group, Inc.                                                 148
    1,400      Sempra Energy                                                                          88
    1,830      TECO Energy, Inc.                                                                      32
    3,690      Xcel Energy, Inc.                                                                      85
                                                                                                --------
                                                                                                   1,167
                                                                                                --------
               Total Utilities                                                                     3,485
                                                                                                --------
               Total Blue Chip Stocks (cost: $72,162)                                             93,637
                                                                                                --------

               TOTAL INVESTMENTS (COST: $170,717)                                               $195,185
                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
         IDA   Industrial  Development  Authority/Agency
         ISD   Independent  School District
         MTA   Metropolitan Transportation Authority
         PRE   Prerefunded to a date prior to maturity
         REIT  Real Estate  Investment  Trust
         USD   Unified School District

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         provided  by  a   high-quality   bank,   insurance   company  or  other
         corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Rate represents the money market fund annualized seven-day yield at November 30, 2007.

         (d) Northern Trust Corp. is the parent of Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         * Non-income-producing security for the 12 months preceding November 30, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $170,717)        $195,185
   Cash                                                                                  31
   Receivables:
      Capital shares sold                                                                68
      Dividends and interest                                                          1,443
      Other                                                                              55
                                                                                   --------
         Total assets                                                               196,782
                                                                                   --------
LIABILITIES
   Payables:
      Securities purchased                                                            2,050
      Capital shares redeemed                                                            56
   Accrued management fees                                                               80
   Accrued transfer agent's fees                                                          1
   Other accrued expenses and payables                                                   67
                                                                                   --------
         Total liabilities                                                            2,254
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $194,528
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $170,507
   Accumulated undistributed net investment income                                      984
   Accumulated net realized loss on investments                                      (1,431)
   Net unrealized appreciation of investments                                        24,468
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $194,528
                                                                                   ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                       13,509
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $  14.40
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                          $   908
   Interest                                                             2,633
                                                                      -------
      Total income                                                      3,541
                                                                      -------
EXPENSES
   Management fees                                                        509
   Administration and servicing fees                                      148
   Transfer agent's fees                                                  100
   Custody and accounting fees                                             55
   Postage                                                                 12
   Shareholder reporting fees                                              15
   Trustees' fees                                                           4
   Registration fees                                                       20
   Professional fees                                                       30
   Other                                                                    3
                                                                      -------
      Total expenses                                                      896
   Expenses paid indirectly                                                (3)
                                                                      -------
      Net expenses                                                        893
                                                                      -------
NET INVESTMENT INCOME                                                   2,648
                                                                      -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                     (497)
   Change in net unrealized appreciation/depreciation                  (4,300)
                                                                      -------
         Net realized and unrealized loss                              (4,797)
                                                                      -------
   Decrease in net assets resulting from operations                   $(2,149)
                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                               11/30/2007       5/31/2007
                                                               --------------------------
FROM OPERATIONS
   Net investment income                                         $  2,648        $  5,200
   Net realized loss on investments                                  (497)           (910)
   Change in net unrealized appreciation/depreciation
      of investments                                               (4,300)         18,994
                                                                 ------------------------
      Increase (decrease) in net assets resulting from
         operations                                                (2,149)         23,284
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (2,593)         (5,244)
   Net realized gains                                                   -         (13,122)
                                                                 ------------------------
      Distributions to shareholders                                (2,593)        (18,366)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        6,695          11,847
   Reinvested dividends                                             2,396          17,100
   Cost of shares redeemed                                        (11,599)        (23,842)
                                                                 ------------------------
      Increase (decrease) in net assets from capital
         share transactions                                        (2,508)          5,105
                                                                 ------------------------
   Net increase (decrease) in net assets                           (7,250)         10,023
NET ASSETS
   Beginning of period                                            201,778         191,755
                                                                 ------------------------
   End of period                                                 $194,528        $201,778
                                                                 ========================
Accumulated undistributed net investment income:
   End of period                                                 $    984        $    929
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        462             818
   Shares issued for dividends reinvested                             165           1,195
   Shares redeemed                                                   (802)         (1,645)
                                                                 ------------------------
      Increase (decrease) in shares outstanding                      (175)            368
                                                                 ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              5. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2007.

           E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes,

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, custodian and other bank credits reduced the Fund's expenses by $3,000. For the six-month period ended November 30, 2007, the Fund did not incur any brokerage commission recapture credits.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of

46

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2007, the Fund had capital loss carryovers of $919,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2015. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds  from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         November 30, 2007, were $31,188,000 and $31,307,000, respectively.

         As of November 30, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of November 30, 2007, were $26,485,000 and $2,017,000, respectively, resulting in net unrealized appreciation of $24,468,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of certain Lipper indexes. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on a Composite Index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within this category. The portion of the performance adjustment that includes periods

48

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              before August 1, 2006, is based on the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within this category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/-0.20% to 0.50%                        +/-0.04%
+/-0.51% to 1.00%                        +/-0.05%
+/-1.01% and greater                     +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2007, the Fund incurred total management fees, paid or payable to the Manager,

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              of $509,000, which included a performance adjustment of $16,000 that increased the base management fee of 0.50% by 0.02%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2007, the Manager incurred subadvisory fees, paid or payable to NTI, of $78,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $148,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the

50

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $100,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

              the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

52

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                           SIX-MONTH
                                          PERIOD ENDED
                                          NOVEMBER 30,                            YEAR ENDED MAY 31,
                                          -----------------------------------------------------------------------------------
                                              2007           2007           2006           2005           2004           2003
                                          -----------------------------------------------------------------------------------
Net asset value at beginning of period    $  14.75       $  14.40       $  14.65       $  14.61       $  13.99       $  14.23
                                          -----------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                       .20            .38            .36            .34            .35            .35
   Net realized and unrealized
      gain (loss) on investments              (.36)          1.37            .71           1.15            .62           (.17)
                                          -----------------------------------------------------------------------------------
Total from investment operations              (.16)          1.75           1.07           1.49            .97            .18
                                          -----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                      (.19)          (.39)          (.34)          (.35)          (.34)          (.37)
   Realized capital gains                        -          (1.01)          (.98)         (1.10)          (.01)          (.05)
                                          -----------------------------------------------------------------------------------
Total distributions                           (.19)         (1.40)         (1.32)         (1.45)          (.35)          (.42)
                                          -----------------------------------------------------------------------------------
Net asset value at end of period          $  14.40       $  14.75       $  14.40       $  14.65       $  14.61       $  13.99
                                          ===================================================================================
Total return (%)*                            (1.09)         12.67(c)        7.38          10.40           6.96           1.46
Net assets at end of period (000)         $194,528       $201,778       $191,755       $188,469       $186,759       $186,929
Ratios to average net assets:
   Expenses (%)**(b)                           .91(a)         .91(c)         .83            .81            .80            .91
   Net investment income (%)**                2.69(a)        2.66           2.44           2.37           2.41           2.67
Portfolio turnover (%)                          16             37            111            120             43             52

  * Assumes  reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2007, average net assets were
    $197,129,000.
(a) Annualized.  The  ratio  is  not  necessarily  indicative  of 12  months  of operations.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                              (.00%)(+)      (.00%)(+)      (.01%)         (.03%)         (.01%)         (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) For the year ended May 31, 2007, SAS  voluntarily  reimbursed the Fund for a portion of the  transfer  agency fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                     BEGINNING                ENDING                DURING PERIOD*
                                   ACCOUNT VALUE           ACCOUNT VALUE            JUNE 1, 2007 -
                                    JUNE 1, 2007         NOVEMBER 30, 2007        NOVEMBER 30, 2007
                                   -----------------------------------------------------------------
Actual                               $1,000.00               $  989.10                  $4.53
Hypothetical
   (5% return before expenses)        1,000.00                1,020.45                   4.60

         *Expenses are equal to the Fund's annualized expense ratio of 0.91%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of -1.09% for the six-month period of June 1, 2007, through November 30, 2007.

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56

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices, or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27801-0108                                   (C)2008, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.